UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
         Utica, NY 13502
         United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                    Alan Leist III
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total: $261,552
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

28-13318                Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
ABB Ltd.                       COM              000375204     4236 221777.000 SH     Sole               221777.000
AT&T Inc.                      COM              00206R102     1828 65217.000 SH      Sole                65217.000
Abbott Laboratories            COM              002824100      922 17084.000 SH      Sole                17084.000
Accenture Ltd.                 COM              G1151C101      884 21300.000 SH      Sole                21300.000
Air Products & Chemicals       COM              009158106      941 11605.000 SH      Sole                11605.000
Anadarko Pete Corp.            COM              032511107      388 6211.412 SH       Sole                 6211.412
Apache Corp.                   COM              037411105      294 2849.000 SH       Sole                 2849.000
Apple Computer                 COM              037833100     2689 12760.000 SH      Sole                12760.000
Archer Daniels Midland Co.     COM              039483102     4129 131865.000 SH     Sole               131865.000
Automatic Data Processing      COM              053015103     1148 26809.000 SH      Sole                26809.000
BHP Billiton Ltd.              COM              088606108     3497 45665.000 SH      Sole                45665.000
BP P.L.C. ADR                  COM              055622104      237 4089.001 SH       Sole                 4089.001
Baker Hughes Inc               COM              057224107     2653 65530.000 SH      Sole                65530.000
Bank of America Corp.          COM              060505104     2875 190897.000 SH     Sole               190897.000
Baxter International Inc.      COM              071813109     4536 77305.000 SH      Sole                77305.000
Becton Dickinson & Co.         COM              075887109     9418 119428.000 SH     Sole               119428.000
Bristol-Myers Squibb           COM              110122108      228 9025.000 SH       Sole                 9025.000
CR Bard Inc.                   COM              067383109     4718 60570.000 SH      Sole                60570.000
CVS Caremark Corp.             COM              126650100     4896 152007.000 SH     Sole               152007.000
Chesapeake Energy Corp.        COM              165167107      258 9980.000 SH       Sole                 9980.000
Chevron Corp.                  COM              166764100     2308 29978.000 SH      Sole                29978.000
Chubb Corp.                    COM              171232101      866 17610.000 SH      Sole                17610.000
Cisco Systems Inc.             COM              17275R102     5554 231978.000 SH     Sole               231978.000
Citigroup, Inc.                COM              172967101       34 10200.000 SH      Sole                10200.000
Clorox Corp.                   COM              189054109     1458 23909.000 SH      Sole                23909.000
Coca Cola Co.                  COM              191216100     1607 28200.000 SH      Sole                28200.000
Colgate Palmolive Co.          COM              194162103     7454 90734.000 SH      Sole                90734.000
ConocoPhillips                 COM              20825C104     4979 97503.001 SH      Sole                97503.001
Corning Inc.                   COM              219350105     6224 322312.000 SH     Sole               322312.000
Deere & Co.                    COM              244199105     3846 71110.000 SH      Sole                71110.000
Devon Energy Corp.             COM              25179M103     3825 52035.000 SH      Sole                52035.000
Diamond Offshore Drilling      COM              25271C102     1572 15975.000 SH      Sole                15975.000
Dominion Resources             COM              25746U109      527 13535.000 SH      Sole                13535.000
Duke Energy Co.                COM              26441C105      810 47060.000 SH      Sole                47060.000
Eastern Insurance Holdings, In COM              276534104       87 10082.285 SH      Sole                10082.285
Eaton Corp.                    COM              278058102      998 15684.000 SH      Sole                15684.000
Eaton Vance Corp               COM              278265103     1027 33760.000 SH      Sole                33760.000
Emerson Electric Co.           COM              291011104      825 19370.000 SH      Sole                19370.000
Exxon Mobil Corp.              COM              30231G102     6850 100449.997 SH     Sole               100449.997
Family Dollar Stores, Inc.     COM              307000109     1234 44345.000 SH      Sole                44345.000
Ford Motor                     COM              345370860      120 11950.000 SH      Sole                11950.000
General Dynamics               COM              369550108     3003 44055.000 SH      Sole                44055.000
General Electric Co.           COM              369604103     3686 243604.000 SH     Sole               243604.000
Genuine Parts Co.              COM              372460105     1071 28205.000 SH      Sole                28205.000
Goldcorp Inc.                  COM              380956409     2451 62295.000 SH      Sole                62295.000
Google, Inc.                   COM              38259P508      480  775.000 SH       Sole                  775.000
HJ Heinz                       COM              423074103      867 20270.000 SH      Sole                20270.000
Harris Corp.                   COM              413875105     6271 131887.000 SH     Sole               131887.000
Hasbro Inc.                    COM              418056107     1142 35620.000 SH      Sole                35620.000
Hess Corp                      COM              42809H107     3474 57415.000 SH      Sole                57415.000
Hewlett Packard Company        COM              428236103     4887 94875.000 SH      Sole                94875.000
Honeywell International Inc.   COM              438516106      195 4980.000 SH       Sole                 4980.000
ITT Corporation                COM              450911102     4421 88888.000 SH      Sole                88888.000
Intel Corp.                    COM              458140100     4454 218356.000 SH     Sole               218356.000
International Business Machine COM              459200101     3179 24289.000 SH      Sole                24289.000
Intl. Flavors & Fragrances Inc COM              459506101      814 19775.000 SH      Sole                19775.000
Johnson & Johnson              COM              478160104     7515 116678.000 SH     Sole               116678.000
Johnson Controls Inc.          COM              478366107     3381 124120.000 SH     Sole               124120.000
KeyCorp                        COM              493267108      103 18563.000 SH      Sole                18563.000
Kimberly-Clark Corp.           COM              494368103     1283 20145.000 SH      Sole                20145.000
Linear Technology Corp.        COM              535678106      747 24430.000 SH      Sole                24430.000
Lockheed Martin Corp.          COM              539830109      798 10585.000 SH      Sole                10585.000
Lowe's Cos.                    COM              548661107     3396 145203.000 SH     Sole               145203.000
M&T Bank Corp.                 COM              55261F104     2293 34276.000 SH      Sole                34276.000
Marathon Oil Corporation       COM              565849106     6028 193083.000 SH     Sole               193083.000
McCormick & Co. Inc.           COM              579780206     2989 82720.000 SH      Sole                82720.000
McDonalds Corp.                COM              580135101     1666 26678.844 SH      Sole                26678.844
Microsoft Corp.                COM              594918104     6061 198851.000 SH     Sole               198851.000
Morgan Stanley                 COM              617446448     2579 87120.000 SH      Sole                87120.000
Nike Inc.                      COM              654106103     3732 56490.000 SH      Sole                56490.000
Nokia Corp ADR                 COM              654902204     3709 288650.000 SH     Sole               288650.000
Northern Trust Corporation     COM              665859104     2290 43700.000 SH      Sole                43700.000
Northrop Grumman Corp.         COM              666807102     1025 18345.000 SH      Sole                18345.000
Novartis AG ADR                COM              66987V109     1237 22720.000 SH      Sole                22720.000
Oracle Corp.                   COM              68389X105      235 9570.000 SH       Sole                 9570.000
PPG Industries Inc.            COM              693506107      856 14625.000 SH      Sole                14625.000
Parker-Hannifin Co.            COM              701094104     3615 67098.000 SH      Sole                67098.000
Pepsico Inc.                   COM              713448108     6581 108243.000 SH     Sole               108243.000
Procter & Gamble Co.           COM              742718109      606 10000.000 SH      Sole                10000.000
Rayonier Inc.                  COM              754907103      730 17326.000 SH      Sole                17326.000
Raytheon Co.                   COM              755111507     1447 28090.000 SH      Sole                28090.000
Rome Bancorp Inc. New          COM              77587P103       93 11722.000 SH      Sole                11722.000
Roper Industries Inc.          COM              776696106     3289 62800.000 SH      Sole                62800.000
Southern Company               COM              842587107     1158 34747.000 SH      Sole                34747.000
Star Scientific, Inc.          COM              85517P101       28 40000.000 SH      Sole                40000.000
Stereotaxis Inc.               COM              85916J102       79 20000.000 SH      Sole                20000.000
T. Rowe Price Group Inc.       COM              74144T108     6657 125011.000 SH     Sole               125011.000
Teva Pharmaceutical ADR        COM              881624209     6915 123095.000 SH     Sole               123095.000
The Bank of New York Mellon Co COM              064058100     1220 43625.000 SH      Sole                43625.000
The TJX Companies, Inc.        COM              872540109     2171 59385.000 SH      Sole                59385.000
Total ADR                      COM              89151E109     1925 30060.000 SH      Sole                30060.000
UDR Inc.                       COM              902653104     1017 61855.006 SH      Sole                61855.006
Unilever PLC ADR               COM              904767704     5214 163446.000 SH     Sole               163446.000
VF Corp.                       COM              918204108      824 11255.000 SH      Sole                11255.000
Verizon Communications Inc.    COM              92343V104     1492 45024.000 SH      Sole                45024.000
Visa Inc.                      COM              92826C839     4062 46440.000 SH      Sole                46440.000
Wal-Mart Stores                COM              931142103     2494 46652.000 SH      Sole                46652.000
Walt Disney Co.                COM              254687106      225 6983.000 SH       Sole                 6983.000
Waste Management Inc.          COM              94106L109     1378 40745.000 SH      Sole                40745.000
Yum Brands Inc.                COM              988498101     3948 112884.000 SH     Sole               112884.000
S&P 500 Depository Receipt     ETF              78462F103     2617 23481.000 SH      Sole                23481.000
SPDR S&P Metals & Mining       ETF              78464A755      429 8315.000 SH       Sole                 8315.000
iShares MSCI EAFE Index Fund   ETF              464287465      365 6610.000 SH       Sole                 6610.000
iShares MSCI Emerging Markets  ETF              464287234     2117 51015.000 SH      Sole                51015.000
iShares MSCI Germany Index     ETF              464286806     2709 120740.000 SH     Sole               120740.000
iShares Russell 1000 Growth In ETF              464287614      491 9850.000 SH       Sole                 9850.000
iShares S&P Global Technology  ETF              464287291      213 3800.000 SH       Sole                 3800.000
Vanguard International Explore                  921946208      147 10645.848 SH      Sole                10645.848